MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICY INFORMATION.
Schedule of useful lives of property plant and equipment

Asset	Useful life
Property and buildings	10-25 years
Geological equipment and other facilities	2-20 years
Computer equipment	2-5 years
Office furniture and equipment	5 years
Vehicles	3-7 years
Mobile equipment	2-10 years
Mineral properties and on-site infrastructure	Unit-of-production
Processing plant	Unit-of-production

Schedule of classifications of the Company's financial assets and liabilities

Financial assets / liabilities	Classification under IFRS 9
Cash and cash equivalents	Amortized cost
Receivables	Amortized cost
Investments	FVTPL
Deposits	Amortized cost
Secured notes	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Lease liabilities	Amortized cost
Loans payable	Amortized cost